CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cash flows (used in) from operating activities
Net loss		$ (13,601)	$ (8,016)	[1]
Adjustments to reconcile net loss to net cash (used in) from operating activities:
Depreciation and amortization		2,019	1,209	[1]
Share-based compensation		2,261	1,619	[1]
Unrealized foreign exchange loss		338	1,962	[1]
Deferred tax expense		11	389	[1]
Finance expense, net		65	130	[1]
Changes in non-cash working capital items:
Trade and other receivables		(12,319)	(4,584)	[1]
Prepaids and deposits		(4,243)	(942)	[1]
Contract costs		(2,469)	(1,467)	[1]
Trade and other payables		7,477	4,774	[1]
Employee benefit obligations		331	652	[1]
Deferred revenue		16,876	9,065	[1]
Cash (used in) from operating activities		(3,254)	4,791	[1]
Cash flows used in investing activities
Purchase of property and equipment		(1,145)	(1,081)	[1]
Acquisition of business, net of cash acquired		0	(2,450)	[1]
Cash used in investing activities		(1,145)	(3,531)	[1]
Cash flows (used in) from financing activities
Payments received on net investment in finance lease		95	92	[1]
Repayment of lease obligations		(1,338)	(1,106)	[1]
Interest received		404	317	[1]
Proceeds from exercise of stock options		1,032	244	[1]
Proceeds from share issuance under ESPP		244	0	[1]
Proceeds from bought deal offering of common shares		0	19,029	[1]
Proceeds from issuance of common shares		0	165,600	[1]
Share issuance cost		0	(11,607)	[1]
Repayment of borrowings		(15)	(299)	[1]
Cash from financing activities		422	172,270	[1]
Net change in cash and cash equivalents during the year		(3,977)	173,530	[1]
Effect of foreign exchange on cash and cash equivalents		(358)	(150)	[1]
Cash and cash equivalents, beginning of the year	[1]	219,658	46,278
Cash and cash equivalents, end of the year		$ 215,323	$ 219,658	[1]

[1]	Please refer to Note 4 for retrospective change of accounting policy.